Exceptional Items - Summary of Exceptional Items relating to UK portfolio (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities	$ 22
Provisions charged to the income statement (incl onerous contracts)	(34)	$ (43)
Impairment charges [abstract]
Property plant and equipment	(90)
Other impairment charges	(226)	(131)
Profit (loss) from operating activities	(153)	630	$ 582
Fair value gains on contingent purchase consideration	13	27	(4)
(Loss) profit before tax	(280)	542	482
UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities	18
Exceptional items [member]
Impairment charges [abstract]
Goodwill		(49)
Property plant and equipment	(90)
Other impairment charges	(226)	(131)
Profit (loss) from operating activities	(270)	(186)	(104)
Fair value gains on contingent purchase consideration	21	38
(Loss) profit before tax	(263)	(148)	$ (104)
Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	(8)
Exceptional items [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to the income statement (incl onerous contracts)	(10)
Exceptional items [member] | Right-of-use assets [member]
Impairment charges [abstract]
Impairment loss	(16)	(32)
Exceptional items [member] | UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities	18
Impairment charges [abstract]
Goodwill		(49)
Property plant and equipment	(50)
Other impairment charges	(50)	(81)
Profit (loss) from operating activities	(46)	(81)
Fair value gains on contingent purchase consideration	21	38
(Loss) profit before tax	(25)	(43)
Exceptional items [member] | UK Portfolio [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	(4)
Impairment charges [abstract]
Profit (loss) from operating activities	4
Exceptional items [member] | UK Portfolio [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to the income statement (incl onerous contracts)	$ (10)
Exceptional items [member] | UK Portfolio [member] | Right-of-use assets [member]
Impairment charges [abstract]
Impairment loss		$ (32)